Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Reconciliation of gross unrecognized tax benefits
Beginning balance	$ 59,397	$ 39,423	$ 37,917
Additions based on positions related to current year	9,374	1,246	2,181
Additions for tax positions in prior years	2,723	23,986	229
Reductions for tax positions in prior years	(1,973)	(5,258)	(904)
Expiration of statute of limitations	(469)	0	0
Ending balance	$ 69,052	$ 59,397	$ 39,423